Cover	Jul. 30, 2025
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Range Capital Acquisition Corp II
Entity Central Index Key	0002078653
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	44 Main Street
Entity Address, Address Line Two	Cold Spring Harbor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11724
Entity Phone Fax Numbers [Line Items]
City Area Code	631
Local Phone Number	246-0340
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Tim Rotolo
Entity Address, Address Line One	44 Main Street
Entity Address, Address Line Two	Cold Spring Harbor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11724
Entity Phone Fax Numbers [Line Items]
City Area Code	631
Local Phone Number	246-0340